Pension and Other Postretirement Healthcare Benefits - Weighted Average Assumptions Used to Determine Net Periodic Cost (Detail) (Net Periodic Plan Cost)	12 Months Ended
	Dec. 31, 2012 Successor United States	Dec. 31, 2011 Successor United States	Dec. 31, 2012 Successor International	Dec. 31, 2011 Successor International	Dec. 31, 2010 Predecessor United States	Dec. 31, 2010 Predecessor International
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.50%	5.25%	5.25%	5.25%	5.50%	5.25%
Expected return on plan assets	5.75%	6.44%	5.25%	5.25%	7.50%	5.75%
Rate of compensation increases		3.50%	3.50%	3.50%	3.50%	3.50%